Periods Available to Reduce Future Taxable Income (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011
Tax Credit Carryforward [Line Items]
Within one year	¥ 2,588
After one year through five years	5,097
After five years through ten years	37,199
After ten years through twenty years	42,402
Indefinite period	29,295
Total	¥ 116,581